Business Combinations - Goodwill adjustment, Scope of consolidation and Other expenditures (Details) - Globe Specialty Metals Inc - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2016
Changes in goodwill [abstract]
Purchase price allocation, change to fair value of acquired property, plant and equipment	$ (40,794)
Purchase price allocation, change to acquired deferred tax assets	2,972
Purchase price allocation, change to acquired deferred tax liabilities	(14,900)
Purchase price allocation, total change to goodwill	$ 22,922
Contributed sales		$ 10,898
Contributed profit (loss)		$ 68
Pro-forma sales			$ 733,916
Pro-forma profit (loss)			53,260
Expenditures included in Other operating expenses			22,132
Other costs recorded as Equity-Reserves			$ 9,414